Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 64,787		¥ 49,267		¥ 11,830
Provision for credit losses, Allowances for current expected credit losses		1,570		12,240	[1]	38,015	[2]
Charge-offs, Allowances for current expected credit losses		(63,127)	[3]			(681)
Other, Allowances for current expected credit losses	[5]	826	[4]	3,280	[4]	103
Ending balance, Allowances for current expected credit losses		4,056		64,787		49,267
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[6]	1,559		4,517		3,154
Provision for credit losses, Allowances against receivables other than loans	[6]	4		113	[1]	1,060	[2]
Charge-offs, Allowances against receivables other than loans	[6]		[3]	(1,231)		(1,600)
Other, Allowances against receivables other than loans	[5]	213	[4]	(1,840)	[4]	1,903
Ending balance, Allowances against receivables other than loans	[6]	1,776		1,559		4,517
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses		66,346		53,784		14,984
Provision for credit losses, Total allowances for current expected credit losses		1,574		12,353	[1]	39,075	[2]
Charge-offs, Total allowances for current expected credit losses		(63,127)	[3]	(1,231)		(2,281)
Other, Total allowances for current expected credit losses	[5]	1,039	[4]	1,440	[4]	2,006
Ending balance, Total allowances for current expected credit losses		5,832		66,346		53,784
Opening balance prior to CECL [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[7]					9,860
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[6],[7]					3,152
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses	[7]					13,012
Impact of CECL adoption [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[8]					1,970
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[6],[8]					2
Total allowances for current expected credit losse [Roll Forward]
Opening balance, Total allowances for current expected credit losses	[8]					1,972
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		2,434		1,282		1,796
Provision for credit losses, Allowances for current expected credit losses		672		1,161	[1]	(196)	[2]
Charge-offs, Allowances for current expected credit losses		(1,523)	[3]			(318)
Other, Allowances for current expected credit losses	[5]	(457)	[4]	(9)	[4]
Ending balance, Allowances for current expected credit losses		1,126		2,434		1,282
Loans at banks [Member] | Opening balance prior to CECL [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[7]					1,564
Loans at banks [Member] | Impact of CECL adoption [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[8]					232
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses						352
Provision for credit losses, Allowances for current expected credit losses					[1]		[2]
Charge-offs, Allowances for current expected credit losses			[3]			(363)
Other, Allowances for current expected credit losses	[5]		[4]		[4]	11
Ending balance, Allowances for current expected credit losses
Short-term secured margin loans [Member] | Opening balance prior to CECL [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[7]					352
Short-term secured margin loans [Member] | Impact of CECL adoption [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[8]
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		62,353		47,985		9,682
Provision for credit losses, Allowances for current expected credit losses		898		11,079	[1]	38,211	[2]
Charge-offs, Allowances for current expected credit losses		(61,604)	[3]			0
Other, Allowances for current expected credit losses	[5]	1,283	[4]	3,289	[4]	92
Ending balance, Allowances for current expected credit losses		¥ 2,930		¥ 62,353		47,985
Corporate loans [Member] | Opening balance prior to CECL [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[7]					7,944
Corporate loans [Member] | Impact of CECL adoption [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses	[8]					¥ 1,738

[1]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an additional provision for credit losses of ¥9,289 million was recognized during the year ended March 31, 2022.
[2]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for credit losses of ¥41,561 million was recognized.
[3]	Includes ¥59,025 million of charge-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
[4]	Includes a reduction in the allowances for current expected credit losses of ¥2,535 million and ¥2,071 million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2022 and 2023.
[5]	Primarily includes the effect of recoveries collected and foreign exchange movements.
[6]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
[7]	Closing balance recognized on March 31, 2020 as determined using legacy U.S. GAAP guidance in effect prior to the adoption of ASC 326.
[8]	The adjusted opening balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.